Loans and Borrowings - Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 7,283	$ 9,088
Changes from financing cash flows
Repayment of loans and borrowings		(6,504)
Interest paid	(347)	(253)
Payment of lease liabilities	(1,468)	(1,302)
Total changes from financing cash flows	(1,815)	(8,059)
Effect of changes in foreign exchange rates	(1)	114
Other changes liability-related
Recognition of lease liabilities	627	7,486
Termination of lease liabilities		(1,599)
Interest expenses	347	253
Total liability-related other changes	973	6,254
Ending Balance	6,441	7,283
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	7,283	2,584
Changes from financing cash flows
Interest paid	(347)	(221)
Payment of lease liabilities	(1,468)	(1,302)
Total changes from financing cash flows	(1,815)	(1,523)
Effect of changes in foreign exchange rates	(1)	114
Other changes liability-related
Recognition of lease liabilities	627	7,486
Termination of lease liabilities		(1,599)
Interest expenses	347	221
Total liability-related other changes	973	6,222
Ending Balance	6,441	7,283
Loans and Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0	6,504
Changes from financing cash flows
Repayment of loans and borrowings		(6,504)
Interest paid	(0)	(32)
Payment of lease liabilities	0	0
Total changes from financing cash flows	(0)	(6,536)
Other changes liability-related
Recognition of lease liabilities	0	0
Termination of lease liabilities		0
Interest expenses	0	32
Total liability-related other changes	0	32
Ending Balance	$ 0	$ 0